Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of provision for income taxes
	Year Ended
	December 31,
	2021	2020

Income (loss) before income taxes	$2,589,964	$(5,826,526)
Combined statutory income tax rate	27.00%	27.00%

Income tax benefit at the statutory tax rate	699,291	(1,573,162)
Non-deductible expenses	273,784	119,543
Share based compensation	1,304,058	336,839
Tax asset recognized	-	(71,801)
Effect of lower tax rate of subsidiary	(103,388)	-
Change in deferred tax rates	-	18,682
Other	126,874	1,497
Temporary difference unrecognized	-	532,589
Deferred Income tax (recovery) provision	$2,300,619	$(635,813)

Current income taxes in the income statement	$127,340	$-

Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$2,089,839	$(1,168,402)
Deductible temporary differences unrecognized	-	532,589
Prior period adjustment	83,440	-

Deferred Income tax (recovery) provision	$2,173,279	$(635,813)

Total income tax expense (recovery) for the year	$2,300,619	$(635,813)

Schedule of movement of deferred income tax
	January 1, 2021	Profit or loss	Other Comprehensive Income	Equity	December 31, 2021

Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	638,992	-	70,482	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551

Total	$(65,638)	$(2,173,279)	$(346,308)	$70,482	$(2,514,743)

	January 1, 2020	Profit or loss	Other Comprehensive Income	Equity	December 31, 2020

Property, plant and equipment	$-	$(755,431)	$-	$-	$(755,431)
Right of use assets	-	(630,826)	-	-	(630,826)
Digital currencies	-	-	(701,451)	-	(701,451)
Lease liabilities	-	665,439	-	-	665,439
Non-capital losses	-	1,356,631	-	-	1,356,631

Total	$-	$635,813	$(701,451)	$-	$(65,638)

Schedule of deferred tax asset
	As at December 31,	As at December 31,
	2021	2020
Property, plant and equipment	$-	$26,402,452
Share issue costs	529,320	758,041
Capital losses carried forward	-	123,757
Operating losses carried forward, expiring in 2041	2,359,944	433,285
	$2,889,264	$27,717,535